Fair Value Measurements (Details) - USD ($)	Dec. 31, 2021	Sep. 30, 2021
Assets:
Marketable securities held in Trust Account	$ 125,002,997
Level 1 | Investments held in Trust Account
Assets:
Marketable securities held in Trust Account		$ 125,002,997